STATEMENT OF COMPLIANCE	12 Months Ended
Dec. 31, 2017
STATEMENT OF COMPLIANCE [abstract]
Disclosure of statement of compliance

2.1       STATEMENT OF COMPLIANCE

These financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRSs") issued by the International Accounting Standards Board (the "IASB"), Hong Kong Financial Reporting Standards ("HKFRSs") issued by the Hong Kong Institute of Certified Public Accountants (the "HKICPA"), the Rules Governing the Listing of Securities on The Stock Exchange of Hong Kong Limited (the "Listing Rules") and the Hong Kong Companies Ordinance (Cap. 622). A summary of the significant accounting policies adopted by the Group is set out below.